Earnings Per Share - Schedule of Basic and Diluted Common Shares Outstanding, Calculated on Weighted Average Basis (Parenthetical) (Detail) - Options	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Share options	4,426,237	3,655,020